Debt (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt
Schedule of longterm debt

	Successor
	June 30,	December 31,
	2021	2020
2Adams Street Term Loan	$30,845	$31,000
Adams Street Revolving Credit Facility	—	—
Adams Street Delayed Draw Term Loan	14,925	—
Adams Street Incremental Term Loan	31,920	—
SVB Loan Agreement	41,626	46,500
DSS PPP Loan	450	1,058
Total debt	$119,766	$78,558
Less: unamortized discounts and issuance costs	1,812	842
Total debt, net	$117,954	$77,716
Less: current portion	1,230	1,074
Long-term debt, net	$116,724	$76,642

The Predecessor and the Successor debt balances are summarized as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Crestmark Equipment Finance Agreement	$—	$283
Navitas Credit Corp. Equipment Finance Agreement	—	71
2017 Space Florida Loan	—	1,000
2018 Space Florida Loan	—	1,000
2019 Space Florida Loan	—	1,000
Adams Street Term Loan	31,000	—
Adams Street Revolving Credit Facility	—	—
Adams Street Delayed Draw Term Loan	—	—
SVB Loan Agreement	46,500	—
DSS PPP Loan	1,058	—
Total debt	$78,558	$3,354
Less: unamortized discounts and issuance costs	842	50
Total debt, net	$77,716	$3,304
Less: current portion	1,074	208
Long-term debt, net	$76,642	$3,096

Schedule of maturities of long term debt

	2021	2022	2023	2024	2025	Thereafter	Total
Adams Street Term Loan	$155	$310	$310	$310	$310	$29,450	$30,845
Adams Street Incremental Term Loan	160	320	320	320	320	30,480	31,920
Adams Street Delayed Draw Term Loan	75	150	150	150	150	14,250	14,925
SVB Loan Agreement	—	41,626	—	—	—	—	41,626
DSS PPP Loan	450	—	—	—	—	—	450
Total	$840	$42,406	$780	$780	$780	$74,180	$119,766

The maturities of the Company’s long-term debt outstanding as of December 31, 2020 (Successor) are as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Adams Street Term Loan	310	310	310	310	310	29,450	31,000
SVB Loan Agreement	—	46,500	—	—	—	—	46,500
DSS PPP Loan	764	294	—	—	—	—	1,058
Total	1,074	47,104	310	310	310	29,450	78,558